Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment Loss (FY) (Details)	Jun. 30, 2025	Dec. 31, 2024
Building [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment Loss [Line Items]
Property and Equipment Useful Life	39 years	39 years
Office Equipment and Fixtures [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment Loss [Line Items]
Property and Equipment Useful Life		5 years
Vehicles [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment Loss [Line Items]
Property and Equipment Useful Life	8 years	8 years
Minimum [Member] | Machinery and Equipment [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment Loss [Line Items]
Property and Equipment Useful Life	5 years	5 years
Maximum [Member] | Machinery and Equipment [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment Loss [Line Items]
Property and Equipment Useful Life	10 years	10 years